Assets and Condensed Schedule of Investments by Class of Units - Securities Owned by Class of Units (Details) - USD ($)		Dec. 31, 2017	Jul. 31, 2017	Dec. 31, 2016
Securities owned
Investments Owned, Cost		$ 74,547,232		$ 87,212,372
Investments Owned, Fair Value		74,642,951		87,511,963
Securities owned
Securities owned
Investments Owned, Cost		74,547,232		87,212,372
Investments Owned, Fair Value		$ 74,642,951		$ 87,511,963
Percent of Partners' Capital (Net Asset Value)		65.77%		52.92%
Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Cost		$ 59,497,750		$ 68,999,520
Investments Owned, Fair Value		$ 59,683,241		$ 69,209,493
Percent of Partners' Capital (Net Asset Value)		52.59%		41.85%
Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 38,000,000		$ 47,500,000
Investments Owned, Rate of Return Range Minimum		1.10%		1.10%
Investments Owned, Rate of Return Range Maximum		1.30%		1.30%
Investments Owned, Fair Value		$ 38,103,115		$ 47,629,368
Percent of Partners' Capital (Net Asset Value)		33.58%		28.80%
Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 19,000,000		$ 19,000,000
Investments Owned, Rate of Return Range Minimum		1.10%		1.10%
Investments Owned, Rate of Return Range Maximum		1.50%		1.50%
Investments Owned, Fair Value		$ 19,067,301		$ 19,067,300
Percent of Partners' Capital (Net Asset Value)		16.80%		11.53%
Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 2,500,000		$ 2,500,000
Investments Owned, Rate of Return		1.10%		1.10%
Investments Owned, Fair Value		$ 2,512,825		$ 2,512,825
Percent of Partners' Capital (Net Asset Value)		2.21%		1.52%
U.S. Corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Cost		$ 4,040,501		$ 11,093,510
Investments Owned, Fair Value		$ 4,066,723		$ 11,158,232
Percent of Partners' Capital (Net Asset Value)		3.58%		6.75%
American Electric Power | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 1,900,000
Investments Owned, Rate of Return				1.80%
Investments Owned, Fair Value				$ 1,932,728
Percent of Partners' Capital (Net Asset Value)				1.17%
American Honda Finance | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 2,000,000		$ 2,000,000
Investments Owned, Rate of Return		1.50%		1.50%
Investments Owned, Fair Value		$ 2,012,166		$ 2,013,468
Percent of Partners' Capital (Net Asset Value)		1.77%		1.22%
AT&T, Inc. | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 1,840,000
Investments Owned, Rate of Return				1.80%
Investments Owned, Fair Value				$ 1,835,800
Percent of Partners' Capital (Net Asset Value)				1.11%
GATX Corporation | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 1,905,000
Investments Owned, Rate of Return				1.80%
Investments Owned, Fair Value				$ 1,910,867
Percent of Partners' Capital (Net Asset Value)				1.16%
Wells Fargo & Company | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 2,000,000		$ 2,000,000
Investments Owned, Rate of Return		1.70%		1.70%
Investments Owned, Fair Value		$ 2,054,557		$ 2,133,790
Percent of Partners' Capital (Net Asset Value)		1.81%		1.29%
Others | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value	[1]			$ 1,325,000
Investments Owned, Rate of Return	[1]			1.50%
Investments Owned, Fair Value	[1]			$ 1,331,579
Percent of Partners' Capital (Net Asset Value)	[1]			0.80%
U.S. Mutual Fund | Grant Park Absolute Return Fund, Class I
Securities owned
Investments Owned, Cost			$ 7,300,000
Investments Owned, Fair Value		$ 7,683,587
U.S. Mutual Fund | Securities owned | Grant Park Absolute Return Fund, Class I
Securities owned
Investments Owned, Shares		689,730
Investments Owned, Cost		$ 7,779,984
Investments Owned, Fair Value		$ 7,683,587
Percent of Partners' Capital (Net Asset Value)		6.77%
U.S. Exchange Traded Funds | Securities owned
Securities owned
Investments Owned, Shares	[1]	110,000
Investments Owned, Cost	[1]	$ 3,228,997
Investments Owned, Fair Value	[1]	$ 3,209,400
Percent of Partners' Capital (Net Asset Value)	[1]	2.83%
U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost				$ 7,119,342
Investments Owned, Fair Value				$ 7,144,238
Percent of Partners' Capital (Net Asset Value)				4.32%
Coca-Cola Corp | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value				$ 4,000,000
Investments Owned, Rate of Return				0.80%
Investments Owned, Fair Value				$ 3,994,645
Percent of Partners' Capital (Net Asset Value)				2.42%
Others | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value	[1]			$ 3,150,000
Investments Owned, Rate of Return Range Minimum	[1]			0.90%
Investments Owned, Rate of Return Range Maximum	[1]			1.40%
Investments Owned, Fair Value	[1]			$ 3,149,593
Percent of Partners' Capital (Net Asset Value)	[1]			1.90%
Class A
Securities owned
Investments Owned, Cost		$ 4,916,553		$ 5,048,054
Investments Owned, Fair Value		4,922,866		5,065,395
Class A | Securities owned
Securities owned
Investments Owned, Fair Value		$ 4,922,866		$ 5,065,395
Percent of Partners' Capital (Net Asset Value)		65.77%		52.92%
Class A | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Cost		$ 3,924,007		$ 3,993,852
Investments Owned, Fair Value		$ 3,936,240		$ 4,006,006
Percent of Partners' Capital (Net Asset Value)		52.59%		41.85%
Class A | Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 2,506,183		$ 2,749,410
Investments Owned, Rate of Return Range Minimum		1.10%		1.10%
Investments Owned, Rate of Return Range Maximum		1.30%		1.30%
Investments Owned, Fair Value		$ 2,512,984		$ 2,756,898
Percent of Partners' Capital (Net Asset Value)		33.58%		28.80%
Class A | Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 1,253,092		$ 1,099,764
Investments Owned, Rate of Return Range Minimum		1.10%		1.10%
Investments Owned, Rate of Return Range Maximum		1.50%		1.50%
Investments Owned, Fair Value		$ 1,257,530		$ 1,103,660
Percent of Partners' Capital (Net Asset Value)		16.80%		11.53%
Class A | Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 164,880		$ 144,706
Investments Owned, Rate of Return		1.10%		1.10%
Investments Owned, Fair Value		$ 165,726		$ 145,448
Percent of Partners' Capital (Net Asset Value)		2.21%		1.52%
Class A | U.S. Corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Cost		$ 266,480		$ 642,118
Investments Owned, Fair Value		$ 268,210		$ 645,864
Percent of Partners' Capital (Net Asset Value)		3.58%		6.75%
Class A | American Electric Power | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 109,976
Investments Owned, Rate of Return				1.80%
Investments Owned, Fair Value				$ 111,871
Percent of Partners' Capital (Net Asset Value)				1.17%
Class A | American Honda Finance | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 131,904		$ 115,765
Investments Owned, Rate of Return		1.50%		1.50%
Investments Owned, Fair Value		$ 132,707		$ 116,544
Percent of Partners' Capital (Net Asset Value)		1.77%		1.22%
Class A | AT&T, Inc. | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 106,503
Investments Owned, Rate of Return				1.80%
Investments Owned, Fair Value				$ 106,260
Percent of Partners' Capital (Net Asset Value)				1.11%
Class A | GATX Corporation | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 110,266
Investments Owned, Rate of Return				1.80%
Investments Owned, Fair Value				$ 110,605
Percent of Partners' Capital (Net Asset Value)				1.16%
Class A | Wells Fargo & Company | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 131,904		$ 115,765
Investments Owned, Rate of Return		1.70%		1.70%
Investments Owned, Fair Value		$ 135,503		$ 123,509
Percent of Partners' Capital (Net Asset Value)		1.81%		1.29%
Class A | Others | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 76,694
Investments Owned, Rate of Return				1.50%
Investments Owned, Fair Value				$ 77,075
Percent of Partners' Capital (Net Asset Value)				0.80%
Class A | U.S. Mutual Fund | Securities owned | Grant Park Absolute Return Fund, Class I
Securities owned
Investments Owned, Shares		45,489
Investments Owned, Cost		$ 513,107
Investments Owned, Fair Value		$ 506,749
Percent of Partners' Capital (Net Asset Value)		6.77%
Class A | U.S. Exchange Traded Funds | Securities owned
Securities owned
Investments Owned, Shares	[1]	7,255
Investments Owned, Cost	[1]	$ 212,959
Investments Owned, Fair Value	[1]	$ 211,667
Percent of Partners' Capital (Net Asset Value)	[1]	2.83%
Class A | U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost				$ 412,084
Investments Owned, Fair Value				$ 413,525
Percent of Partners' Capital (Net Asset Value)				4.32%
Class A | Coca-Cola Corp | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value				$ 231,529
Investments Owned, Rate of Return				0.80%
Investments Owned, Fair Value				$ 231,219
Percent of Partners' Capital (Net Asset Value)				2.42%
Class A | Others | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value				$ 182,329
Investments Owned, Rate of Return Range Minimum				0.90%
Investments Owned, Rate of Return Range Maximum				1.40%
Investments Owned, Fair Value				$ 182,306
Percent of Partners' Capital (Net Asset Value)				1.90%
Class B
Securities owned
Investments Owned, Cost		$ 47,587,712		$ 52,279,208
Investments Owned, Fair Value		47,648,814		52,458,798
Class B | Securities owned
Securities owned
Investments Owned, Fair Value		$ 47,648,814		$ 52,458,798
Percent of Partners' Capital (Net Asset Value)		65.77%		52.92%
Class B | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Cost		$ 37,980,777		$ 41,361,566
Investments Owned, Fair Value		$ 38,099,186		$ 41,487,434
Percent of Partners' Capital (Net Asset Value)		52.59%		41.85%
Class B | Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 24,257,548		$ 28,473,740
Investments Owned, Rate of Return Range Minimum		1.10%		1.10%
Investments Owned, Rate of Return Range Maximum		1.30%		1.30%
Investments Owned, Fair Value		$ 24,323,372		$ 28,551,289
Percent of Partners' Capital (Net Asset Value)		33.58%		28.80%
Class B | Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 12,128,774		$ 11,389,496
Investments Owned, Rate of Return Range Minimum		1.10%		1.10%
Investments Owned, Rate of Return Range Maximum		1.50%		1.50%
Investments Owned, Fair Value		$ 12,171,736		$ 11,429,839
Percent of Partners' Capital (Net Asset Value)		16.80%		11.53%
Class B | Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 1,595,891		$ 1,498,618
Investments Owned, Rate of Return		1.10%		1.10%
Investments Owned, Fair Value		$ 1,604,078		$ 1,506,306
Percent of Partners' Capital (Net Asset Value)		2.21%		1.52%
Class B | U.S. Corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Cost		$ 2,579,280		$ 6,649,973
Investments Owned, Fair Value		$ 2,596,019		$ 6,688,770
Percent of Partners' Capital (Net Asset Value)		3.58%		6.75%
Class B | American Electric Power | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 1,138,950
Investments Owned, Rate of Return				1.80%
Investments Owned, Fair Value				$ 1,158,568
Percent of Partners' Capital (Net Asset Value)				1.17%
Class B | American Honda Finance | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 1,276,713		$ 1,198,894
Investments Owned, Rate of Return		1.50%		1.50%
Investments Owned, Fair Value		$ 1,284,479		$ 1,206,968
Percent of Partners' Capital (Net Asset Value)		1.77%		1.22%
Class B | AT&T, Inc. | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 1,102,983
Investments Owned, Rate of Return				1.80%
Investments Owned, Fair Value				$ 1,100,465
Percent of Partners' Capital (Net Asset Value)				1.11%
Class B | GATX Corporation | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 1,141,947
Investments Owned, Rate of Return				1.80%
Investments Owned, Fair Value				$ 1,145,464
Percent of Partners' Capital (Net Asset Value)				1.16%
Class B | Wells Fargo & Company | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 1,276,713		$ 1,198,894
Investments Owned, Rate of Return		1.70%		1.70%
Investments Owned, Fair Value		$ 1,311,540		$ 1,279,094
Percent of Partners' Capital (Net Asset Value)		1.81%		1.29%
Class B | Others | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 794,267
Investments Owned, Rate of Return				1.50%
Investments Owned, Fair Value				$ 798,211
Percent of Partners' Capital (Net Asset Value)				0.80%
Class B | U.S. Mutual Fund | Securities owned | Grant Park Absolute Return Fund, Class I
Securities owned
Investments Owned, Shares		440,294
Investments Owned, Cost		$ 4,966,404
Investments Owned, Fair Value		$ 4,904,868
Percent of Partners' Capital (Net Asset Value)		6.77%
Class B | U.S. Exchange Traded Funds | Securities owned
Securities owned
Investments Owned, Shares		70,219
Investments Owned, Cost		$ 2,061,251
Investments Owned, Fair Value		$ 2,048,741
Percent of Partners' Capital (Net Asset Value)		2.83%
Class B | U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost				$ 4,267,669
Investments Owned, Fair Value				$ 4,282,594
Percent of Partners' Capital (Net Asset Value)				4.32%
Class B | Coca-Cola Corp | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value				$ 2,397,789
Investments Owned, Rate of Return				0.80%
Investments Owned, Fair Value				$ 2,394,579
Percent of Partners' Capital (Net Asset Value)				2.42%
Class B | Others | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value				$ 1,888,259
Investments Owned, Rate of Return Range Minimum				0.90%
Investments Owned, Rate of Return Range Maximum				1.40%
Investments Owned, Fair Value				$ 1,888,015
Percent of Partners' Capital (Net Asset Value)				1.90%
Legacy 1 Class
Securities owned
Investments Owned, Cost		$ 747,488		$ 679,305
Investments Owned, Fair Value		748,449		681,639
Legacy 1 Class | Securities owned
Securities owned
Investments Owned, Fair Value		$ 748,449		$ 681,639
Percent of Partners' Capital (Net Asset Value)		65.77%		52.92%
Legacy 1 Class | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Cost		$ 596,587		$ 537,444
Investments Owned, Fair Value		$ 598,447		$ 539,080
Percent of Partners' Capital (Net Asset Value)		52.59%		41.85%
Legacy 1 Class | Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 381,028		$ 369,982
Investments Owned, Rate of Return Range Minimum		1.10%		1.10%
Investments Owned, Rate of Return Range Maximum		1.30%		1.30%
Investments Owned, Fair Value		$ 382,062		$ 370,990
Percent of Partners' Capital (Net Asset Value)		33.58%		28.80%
Legacy 1 Class | Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 190,514		$ 147,993
Investments Owned, Rate of Return Range Minimum		1.10%		1.10%
Investments Owned, Rate of Return Range Maximum		1.50%		1.50%
Investments Owned, Fair Value		$ 191,189		$ 148,517
Percent of Partners' Capital (Net Asset Value)		16.80%		11.53%
Legacy 1 Class | Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 25,068		$ 19,473
Investments Owned, Rate of Return		1.10%		1.10%
Investments Owned, Fair Value		$ 25,196		$ 19,573
Percent of Partners' Capital (Net Asset Value)		2.21%		1.52%
Legacy 1 Class | U.S. Corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Cost		$ 40,514		$ 86,408
Investments Owned, Fair Value		$ 40,777		$ 86,912
Percent of Partners' Capital (Net Asset Value)		3.58%		6.75%
Legacy 1 Class | American Electric Power | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 14,799
Investments Owned, Rate of Return				1.80%
Investments Owned, Fair Value				$ 15,054
Percent of Partners' Capital (Net Asset Value)				1.17%
Legacy 1 Class | American Honda Finance | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 20,054		$ 15,578
Investments Owned, Rate of Return		1.50%		1.50%
Investments Owned, Fair Value		$ 20,176		$ 15,683
Percent of Partners' Capital (Net Asset Value)		1.77%		1.22%
Legacy 1 Class | AT&T, Inc. | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 14,332
Investments Owned, Rate of Return				1.80%
Investments Owned, Fair Value				$ 14,299
Percent of Partners' Capital (Net Asset Value)				1.11%
Legacy 1 Class | GATX Corporation | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 14,838
Investments Owned, Rate of Return				1.80%
Investments Owned, Fair Value				$ 14,884
Percent of Partners' Capital (Net Asset Value)				1.16%
Legacy 1 Class | Wells Fargo & Company | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 20,054		$ 15,578
Investments Owned, Rate of Return		1.70%		1.70%
Investments Owned, Fair Value		$ 20,601		$ 16,620
Percent of Partners' Capital (Net Asset Value)		1.81%		1.29%
Legacy 1 Class | Others | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 10,321
Investments Owned, Rate of Return				1.50%
Investments Owned, Fair Value				$ 10,372
Percent of Partners' Capital (Net Asset Value)				0.80%
Legacy 1 Class | U.S. Mutual Fund | Securities owned | Grant Park Absolute Return Fund, Class I
Securities owned
Investments Owned, Shares		6,916
Investments Owned, Cost		$ 78,010
Investments Owned, Fair Value		$ 77,044
Percent of Partners' Capital (Net Asset Value)		6.77%
Legacy 1 Class | U.S. Exchange Traded Funds | Securities owned
Securities owned
Investments Owned, Shares		1,103
Investments Owned, Cost		$ 32,377
Investments Owned, Fair Value		$ 32,181
Percent of Partners' Capital (Net Asset Value)		2.83%
Legacy 1 Class | U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost				$ 55,453
Investments Owned, Fair Value				$ 55,647
Percent of Partners' Capital (Net Asset Value)				4.32%
Legacy 1 Class | Coca-Cola Corp | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value				$ 31,156
Investments Owned, Rate of Return				0.80%
Investments Owned, Fair Value				$ 31,115
Percent of Partners' Capital (Net Asset Value)				2.42%
Legacy 1 Class | Others | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value				$ 24,536
Investments Owned, Rate of Return Range Minimum				0.90%
Investments Owned, Rate of Return Range Maximum				1.40%
Investments Owned, Fair Value				$ 24,532
Percent of Partners' Capital (Net Asset Value)				1.90%
Legacy 2 Class
Securities owned
Investments Owned, Cost		$ 260,501		$ 247,329
Investments Owned, Fair Value		260,835		248,178
Legacy 2 Class | Securities owned
Securities owned
Investments Owned, Fair Value		$ 260,835		$ 248,178
Percent of Partners' Capital (Net Asset Value)		65.77%		52.92%
Legacy 2 Class | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Cost		$ 207,911		$ 195,678
Investments Owned, Fair Value		$ 208,559		$ 196,274
Percent of Partners' Capital (Net Asset Value)		52.59%		41.85%
Legacy 2 Class | Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 132,788		$ 134,707
Investments Owned, Rate of Return Range Minimum		1.10%		1.10%
Investments Owned, Rate of Return Range Maximum		1.30%		1.30%
Investments Owned, Fair Value		$ 133,149		$ 135,074
Percent of Partners' Capital (Net Asset Value)		33.58%		28.80%
Legacy 2 Class | Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 66,394		$ 53,883
Investments Owned, Rate of Return Range Minimum		1.10%		1.10%
Investments Owned, Rate of Return Range Maximum		1.50%		1.50%
Investments Owned, Fair Value		$ 66,629		$ 54,074
Percent of Partners' Capital (Net Asset Value)		16.80%		11.53%
Legacy 2 Class | Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 8,736		$ 7,090
Investments Owned, Rate of Return		1.10%		1.10%
Investments Owned, Fair Value		$ 8,781		$ 7,126
Percent of Partners' Capital (Net Asset Value)		2.21%		1.52%
Legacy 2 Class | U.S. Corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Cost		$ 14,119		$ 31,461
Investments Owned, Fair Value		$ 14,211		$ 31,643
Percent of Partners' Capital (Net Asset Value)		3.58%		6.75%
Legacy 2 Class | American Electric Power | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 5,388
Investments Owned, Rate of Return				1.80%
Investments Owned, Fair Value				$ 5,481
Percent of Partners' Capital (Net Asset Value)				1.17%
Legacy 2 Class | American Honda Finance | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 6,989		$ 5,672
Investments Owned, Rate of Return		1.50%		1.50%
Investments Owned, Fair Value		$ 7,031		$ 5,710
Percent of Partners' Capital (Net Asset Value)		1.77%		1.22%
Legacy 2 Class | AT&T, Inc. | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 5,218
Investments Owned, Rate of Return				1.80%
Investments Owned, Fair Value				$ 5,206
Percent of Partners' Capital (Net Asset Value)				1.11%
Legacy 2 Class | GATX Corporation | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 5,402
Investments Owned, Rate of Return				1.80%
Investments Owned, Fair Value				$ 5,419
Percent of Partners' Capital (Net Asset Value)				1.16%
Legacy 2 Class | Wells Fargo & Company | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 6,989		$ 5,672
Investments Owned, Rate of Return		1.70%		1.70%
Investments Owned, Fair Value		$ 7,180		$ 6,051
Percent of Partners' Capital (Net Asset Value)		1.81%		1.29%
Legacy 2 Class | Others | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 3,758
Investments Owned, Rate of Return				1.50%
Investments Owned, Fair Value				$ 3,776
Percent of Partners' Capital (Net Asset Value)				0.80%
Legacy 2 Class | U.S. Mutual Fund | Securities owned | Grant Park Absolute Return Fund, Class I
Securities owned
Investments Owned, Shares		2,410
Investments Owned, Cost		$ 27,187
Investments Owned, Fair Value		$ 26,850
Percent of Partners' Capital (Net Asset Value)		6.77%
Legacy 2 Class | U.S. Exchange Traded Funds | Securities owned
Securities owned
Investments Owned, Shares		384
Investments Owned, Cost		$ 11,284
Investments Owned, Fair Value		$ 11,215
Percent of Partners' Capital (Net Asset Value)		2.83%
Legacy 2 Class | U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost				$ 20,190
Investments Owned, Fair Value				$ 20,261
Percent of Partners' Capital (Net Asset Value)				4.32%
Legacy 2 Class | Coca-Cola Corp | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value				$ 11,344
Investments Owned, Rate of Return				0.80%
Investments Owned, Fair Value				$ 11,329
Percent of Partners' Capital (Net Asset Value)				2.42%
Legacy 2 Class | Others | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value				$ 8,933
Investments Owned, Rate of Return Range Minimum				0.90%
Investments Owned, Rate of Return Range Maximum				1.40%
Investments Owned, Fair Value				$ 8,932
Percent of Partners' Capital (Net Asset Value)				1.90%
Global 1 Class
Securities owned
Investments Owned, Cost		$ 16,804,927		$ 17,856,749
Investments Owned, Fair Value		16,826,506		17,918,088
Global 1 Class | Securities owned
Securities owned
Investments Owned, Fair Value		$ 16,826,506		$ 17,918,088
Percent of Partners' Capital (Net Asset Value)		65.77%		52.92%
Global 1 Class | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Cost		$ 13,412,374		$ 14,127,664
Investments Owned, Fair Value		$ 13,454,189		$ 14,170,655
Percent of Partners' Capital (Net Asset Value)		52.59%		41.85%
Global 1 Class | Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 8,566,210		$ 9,725,633
Investments Owned, Rate of Return Range Minimum		1.10%		1.10%
Investments Owned, Rate of Return Range Maximum		1.30%		1.30%
Investments Owned, Fair Value		$ 8,589,455		$ 9,752,121
Percent of Partners' Capital (Net Asset Value)		33.58%		28.80%
Global 1 Class | Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 4,283,105		$ 3,890,253
Investments Owned, Rate of Return Range Minimum		1.10%		1.10%
Investments Owned, Rate of Return Range Maximum		1.50%		1.50%
Investments Owned, Fair Value		$ 4,298,276		$ 3,904,033
Percent of Partners' Capital (Net Asset Value)		16.80%		11.53%
Global 1 Class | Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 563,566		$ 511,875
Investments Owned, Rate of Return		1.10%		1.10%
Investments Owned, Fair Value		$ 566,458		$ 514,501
Percent of Partners' Capital (Net Asset Value)		2.21%		1.52%
Global 1 Class | U.S. Corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Cost		$ 910,836		$ 2,271,398
Investments Owned, Fair Value		$ 916,748		$ 2,284,649
Percent of Partners' Capital (Net Asset Value)		3.58%		6.75%
Global 1 Class | American Electric Power | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 389,025
Investments Owned, Rate of Return				1.80%
Investments Owned, Fair Value				$ 395,726
Percent of Partners' Capital (Net Asset Value)				1.17%
Global 1 Class | American Honda Finance | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 450,853		$ 409,500
Investments Owned, Rate of Return		1.50%		1.50%
Investments Owned, Fair Value		$ 453,596		$ 412,258
Percent of Partners' Capital (Net Asset Value)		1.77%		1.22%
Global 1 Class | AT&T, Inc. | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 376,740
Investments Owned, Rate of Return				1.80%
Investments Owned, Fair Value				$ 375,880
Percent of Partners' Capital (Net Asset Value)				1.11%
Global 1 Class | GATX Corporation | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 390,049
Investments Owned, Rate of Return				1.80%
Investments Owned, Fair Value				$ 391,250
Percent of Partners' Capital (Net Asset Value)				1.16%
Global 1 Class | Wells Fargo & Company | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 450,853		$ 409,500
Investments Owned, Rate of Return		1.70%		1.70%
Investments Owned, Fair Value		$ 463,152		$ 436,894
Percent of Partners' Capital (Net Asset Value)		1.81%		1.29%
Global 1 Class | Others | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 271,294
Investments Owned, Rate of Return				1.50%
Investments Owned, Fair Value				$ 272,641
Percent of Partners' Capital (Net Asset Value)				0.80%
Global 1 Class | U.S. Mutual Fund | Securities owned | Grant Park Absolute Return Fund, Class I
Securities owned
Investments Owned, Shares		155,483
Investments Owned, Cost		$ 1,753,815
Investments Owned, Fair Value		$ 1,732,085
Percent of Partners' Capital (Net Asset Value)		6.77%
Global 1 Class | U.S. Exchange Traded Funds | Securities owned
Securities owned
Investments Owned, Shares		24,797
Investments Owned, Cost		$ 727,902
Investments Owned, Fair Value		$ 723,484
Percent of Partners' Capital (Net Asset Value)		2.83%
Global 1 Class | U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost				$ 1,457,687
Investments Owned, Fair Value				$ 1,462,784
Percent of Partners' Capital (Net Asset Value)				4.32%
Global 1 Class | Coca-Cola Corp | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value				$ 819,001
Investments Owned, Rate of Return				0.80%
Investments Owned, Fair Value				$ 817,904
Percent of Partners' Capital (Net Asset Value)				2.42%
Global 1 Class | Others | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value				$ 644,963
Investments Owned, Rate of Return Range Minimum				0.90%
Investments Owned, Rate of Return Range Maximum				1.40%
Investments Owned, Fair Value				$ 644,880
Percent of Partners' Capital (Net Asset Value)				1.90%
Global 2 Class
Securities owned
Investments Owned, Cost		$ 699,443		$ 1,083,801
Investments Owned, Fair Value		700,341		1,087,524
Global 2 Class | Securities owned
Securities owned
Investments Owned, Fair Value		$ 700,341		$ 1,087,524
Percent of Partners' Capital (Net Asset Value)		65.77%		52.92%
Global 2 Class | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Cost		$ 558,241		$ 857,467
Investments Owned, Fair Value		$ 559,981		$ 860,076
Percent of Partners' Capital (Net Asset Value)		52.59%		41.85%
Global 2 Class | Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 356,537		$ 590,290
Investments Owned, Rate of Return Range Minimum		1.10%		1.10%
Investments Owned, Rate of Return Range Maximum		1.30%		1.30%
Investments Owned, Fair Value		$ 357,504		$ 591,897
Percent of Partners' Capital (Net Asset Value)		33.58%		28.80%
Global 2 Class | Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 178,268		$ 236,116
Investments Owned, Rate of Return Range Minimum		1.10%		1.10%
Investments Owned, Rate of Return Range Maximum		1.50%		1.50%
Investments Owned, Fair Value		$ 178,900		$ 236,952
Percent of Partners' Capital (Net Asset Value)		16.80%		11.53%
Global 2 Class | Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 23,456		$ 31,068
Investments Owned, Rate of Return		1.10%		1.10%
Investments Owned, Fair Value		$ 23,577		$ 31,227
Percent of Partners' Capital (Net Asset Value)		2.21%		1.52%
Global 2 Class | U.S. Corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Cost		$ 37,910		$ 137,861
Investments Owned, Fair Value		$ 38,156		$ 138,666
Percent of Partners' Capital (Net Asset Value)		3.58%		6.75%
Global 2 Class | American Electric Power | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 23,612
Investments Owned, Rate of Return				1.80%
Investments Owned, Fair Value				$ 24,018
Percent of Partners' Capital (Net Asset Value)				1.17%
Global 2 Class | American Honda Finance | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 18,765		$ 24,854
Investments Owned, Rate of Return		1.50%		1.50%
Investments Owned, Fair Value		$ 18,879		$ 25,022
Percent of Partners' Capital (Net Asset Value)		1.77%		1.22%
Global 2 Class | AT&T, Inc. | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 22,866
Investments Owned, Rate of Return				1.80%
Investments Owned, Fair Value				$ 22,814
Percent of Partners' Capital (Net Asset Value)				1.11%
Global 2 Class | GATX Corporation | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 23,674
Investments Owned, Rate of Return				1.80%
Investments Owned, Fair Value				$ 23,747
Percent of Partners' Capital (Net Asset Value)				1.16%
Global 2 Class | Wells Fargo & Company | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 18,765		$ 24,854
Investments Owned, Rate of Return		1.70%		1.70%
Investments Owned, Fair Value		$ 19,277		$ 26,517
Percent of Partners' Capital (Net Asset Value)		1.81%		1.29%
Global 2 Class | Others | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 16,466
Investments Owned, Rate of Return				1.50%
Investments Owned, Fair Value				$ 16,548
Percent of Partners' Capital (Net Asset Value)				0.80%
Global 2 Class | U.S. Mutual Fund | Securities owned | Grant Park Absolute Return Fund, Class I
Securities owned
Investments Owned, Shares		6,471
Investments Owned, Cost		$ 72,996
Investments Owned, Fair Value		$ 72,092
Percent of Partners' Capital (Net Asset Value)		6.77%
Global 2 Class | U.S. Exchange Traded Funds | Securities owned
Securities owned
Investments Owned, Shares		1,032
Investments Owned, Cost		$ 30,296
Investments Owned, Fair Value		$ 30,112
Percent of Partners' Capital (Net Asset Value)		2.83%
Global 2 Class | U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost				$ 88,473
Investments Owned, Fair Value				$ 88,782
Percent of Partners' Capital (Net Asset Value)				4.32%
Global 2 Class | Coca-Cola Corp | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value				$ 49,709
Investments Owned, Rate of Return				0.80%
Investments Owned, Fair Value				$ 49,642
Percent of Partners' Capital (Net Asset Value)				2.42%
Global 2 Class | Others | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value				$ 39,146
Investments Owned, Rate of Return Range Minimum				0.90%
Investments Owned, Rate of Return Range Maximum				1.40%
Investments Owned, Fair Value				$ 39,140
Percent of Partners' Capital (Net Asset Value)				1.90%
Global 3 Class
Securities owned
Investments Owned, Cost		$ 3,530,608		$ 10,017,926
Investments Owned, Fair Value		3,535,140		10,052,341
Global 3 Class | Securities owned
Securities owned
Investments Owned, Fair Value		$ 3,535,140		$ 10,052,341
Percent of Partners' Capital (Net Asset Value)		65.77%		52.92%
Global 3 Class | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Cost		$ 2,817,853		$ 7,925,849
Investments Owned, Fair Value		$ 2,826,639		$ 7,949,968
Percent of Partners' Capital (Net Asset Value)		52.59%		41.85%
Global 3 Class | Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 1,799,706		$ 5,456,238
Investments Owned, Rate of Return Range Minimum		1.10%		1.10%
Investments Owned, Rate of Return Range Maximum		1.30%		1.30%
Investments Owned, Fair Value		$ 1,804,589		$ 5,471,099
Percent of Partners' Capital (Net Asset Value)		33.58%		28.80%
Global 3 Class | Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 899,853		$ 2,182,495
Investments Owned, Rate of Return Range Minimum		1.10%		1.10%
Investments Owned, Rate of Return Range Maximum		1.50%		1.50%
Investments Owned, Fair Value		$ 903,041		$ 2,190,225
Percent of Partners' Capital (Net Asset Value)		16.80%		11.53%
Global 3 Class | Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 118,403		$ 287,170
Investments Owned, Rate of Return		1.10%		1.10%
Investments Owned, Fair Value		$ 119,009		$ 288,644
Percent of Partners' Capital (Net Asset Value)		2.21%		1.52%
Global 3 Class | U.S. Corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Cost		$ 191,362		$ 1,274,291
Investments Owned, Fair Value		$ 192,602		$ 1,281,728
Percent of Partners' Capital (Net Asset Value)		3.58%		6.75%
Global 3 Class | American Electric Power | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 218,250
Investments Owned, Rate of Return				1.80%
Investments Owned, Fair Value				$ 222,010
Percent of Partners' Capital (Net Asset Value)				1.17%
Global 3 Class | American Honda Finance | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 94,722		$ 229,737
Investments Owned, Rate of Return		1.50%		1.50%
Investments Owned, Fair Value		$ 95,298		$ 231,283
Percent of Partners' Capital (Net Asset Value)		1.77%		1.22%
Global 3 Class | AT&T, Inc. | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 211,358
Investments Owned, Rate of Return				1.80%
Investments Owned, Fair Value				$ 210,876
Percent of Partners' Capital (Net Asset Value)				1.11%
Global 3 Class | GATX Corporation | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 218,824
Investments Owned, Rate of Return				1.80%
Investments Owned, Fair Value				$ 219,498
Percent of Partners' Capital (Net Asset Value)				1.16%
Global 3 Class | Wells Fargo & Company | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 94,722		$ 229,737
Investments Owned, Rate of Return		1.70%		1.70%
Investments Owned, Fair Value		$ 97,304		$ 245,105
Percent of Partners' Capital (Net Asset Value)		1.81%		1.29%
Global 3 Class | Others | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value				$ 152,200
Investments Owned, Rate of Return				1.50%
Investments Owned, Fair Value				$ 152,956
Percent of Partners' Capital (Net Asset Value)				0.80%
Global 3 Class | U.S. Mutual Fund | Securities owned | Grant Park Absolute Return Fund, Class I
Securities owned
Investments Owned, Shares		32,667
Investments Owned, Cost		$ 368,465
Investments Owned, Fair Value		$ 363,899
Percent of Partners' Capital (Net Asset Value)		6.77%
Global 3 Class | U.S. Exchange Traded Funds | Securities owned
Securities owned
Investments Owned, Shares		5,210
Investments Owned, Cost		$ 152,928
Investments Owned, Fair Value		$ 152,000
Percent of Partners' Capital (Net Asset Value)		2.83%
Global 3 Class | U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost				$ 817,786
Investments Owned, Fair Value				$ 820,645
Percent of Partners' Capital (Net Asset Value)				4.32%
Global 3 Class | Coca-Cola Corp | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value				$ 459,472
Investments Owned, Rate of Return				0.80%
Investments Owned, Fair Value				$ 458,857
Percent of Partners' Capital (Net Asset Value)				2.42%
Global 3 Class | Others | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value				$ 361,834
Investments Owned, Rate of Return Range Minimum				0.90%
Investments Owned, Rate of Return Range Maximum				1.40%
Investments Owned, Fair Value				$ 361,788
Percent of Partners' Capital (Net Asset Value)				1.90%

[1]	No individual position constituted greater than 1 percent of partners' capital (net asset value).